Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 20,369,574	$ 48,869,635	$ (13,935,810)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	20,317,836	47,551,116	2,487,891
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	8,983,430	2,981,313	(9,244,714)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,597,497)	3,623,367	2,931,562
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	7,669,389	37,531,206	(31,272,082)
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	159,030	893,890	47,540
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	5,411,115	(2,488,313)	(3,039,993)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	779,782	2,095,657	1,364,117
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(87,413)	2,913,996	41,701,461
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 51,738	$ 1,318,519	$ (16,423,701)